REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
First Trust Private Assets Fund
In planning and performing our audit
of the financial statements of First
Trust Private Assets Fund (the Fund)
as of March 31, 2023 and for the
period from January 3, 2023
(commencement of operations) through
March 31, 2023, in accordance with
the standards of the Public Company
Accounting Oversight Board
(United States), we considered
the Funds internal control over
financial reporting, including
controls over safeguarding securities,
as a basis for designing audit
procedures for the purpose of
expressing an opinion on the
financial statements and to comply with
the requirements of Form NCEN, but not
for the purpose of expressing an opinion
on the effectiveness of the Funds
internal control over financial
reporting. Accordingly, we express no
such opinion.Management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls. A funds internal
control over financial reporting is a
process designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with generally
accepted accounting principles. A funds
internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the fund
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with generally
accepted accounting principles, and
that receipts and expenditures of the
fund are being made only in accordance
with authorizations of management and
directors of the fund and (3) provide
reasonable assurance regarding prevention
or timely detection of unauthorized
acquisition, use, or disposition of the
funds assets that could have a material
effect on the financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect misstatements.
Also projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls may
become inadequate because of changes in
conditions, or the degree of compliance
with policies and procedures may
deteriorate.A deficiency in internal
control over financial reporting exists
when the design or operation of a control
does not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A material
weakness is a deficiency, or a combination
of deficiencies, in internal
control over financial reporting, such that
there is a reasonable possibility that a
material misstatement of the Funds
annual or interim financial statements will
not be prevented or detected on a timely basis.
Our consideration of the Funds internal
control over financial reporting was for the
limited purpose described in the
first paragraph and would not necessarily
disclose all deficiencies in internal control
over financial reporting that might
be material weaknesses under standards
established by the Public Company Accounting
Oversight Board (United
States). However, we noted no deficiencies
in the Funds internal control over financial
reporting and its operation,
including controls over safeguarding
securities, which we consider to be material
weaknesses as defined above as of
March 31, 2023. This report is intended
solely for the information and use of
management and the Board of Trustees of
First Trust Private Assets Fund and the U.S.
Securities and Exchange Commission, and is
not intended to be and should not be
used by anyone other than these
specified parties.
/s/ GRANT THORNTON LLP
Chicago, Illinois
May 30, 2023